Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Adoption of New IFRS Pronouncements	As at December 31, 2025, $1.0 billion (2024 – $1.0 billion) of right-of-use assets are recorded as part of property, plant and equipment.

(CAD$ in millions)	2025	2024
Opening net book value	$1,011	$1,108
Additions	164	187
Depreciation	(78)	(84)
Depreciation – steelmaking coal business	—	(53)
Changes in foreign exchange rates and other	(54)	49
Sale of steelmaking coal business	—	(196)
Closing net book value	$1,043	$1,011

Schedule of Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2025	2024
At January 1	$951	$1,061
Cash flows
Principal payments	(112)	(68)
Principal payments – steelmaking coal business	—	(52)
Interest payments	(46)	(52)
Non-cash changes
Additions	164	182
Interest expense	51	49
Changes in foreign exchange rates and other	(50)	40
Sale of steelmaking coal business	—	(209)
At December 31	$958	$951
Less current portion of lease liabilities	(169)	(175)
Non-current lease liabilities	$789	$776